Stock Based Compensation	12 Months Ended
Dec. 31, 2023
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION

22 — STOCK BASED COMPENSATION

2020 Stock plan

The Group reserved 1,000,000 shares of common stock for issuance to officers, directors, employees and consultants of the Group pursuant to its 2020 Equity Incentive Plan duly adopted by the Board of Directors and approved by the Company stockholders (the “Stock Plan”). In 2021, the Board of Directors of Marti approved , subject to the approval of the Company’s stockholders, to increase the number of shares of the Common Stock authorized for issuance under the plan by 3,759,109 shares, from 1,000,000 shares to 4,759,109 shares. Of such reserved shares of Common Stock, 116,035 (December 31, 2022: 41,000) shares were issued pursuant to restricted stock purchase agreements and, options to purchase 1,454,248 (December 31, 2022: 921,828) shares have been granted to employees, options to purchase 76,996 (December 31, 2022: 89,779 ) shares have been granted to the consultants, 4,360,419 (December 31, 2022: 4,360,419) shares have been granted to cofounders as Restricted Stock Units. Following the deSPAC transaction, all remaining shares have been cancelled, and a new 2023 incentive plan has been introduced. The company has provided the buyers with comprehensive and accurate copies of the Stock Plan and the related agreement forms. Furthermore, the rights associated with the 2020 Stock Plan remained unaffected following the completion of the deSPAC transaction.

2023 Stock plan

The Group has reserved 1,245,941 shares of common stock for issuance to officers, directors, employees and consultants of the Group pursuant to its 2023 Equity Incentive Plan duly adopted by the Board of Directors and approved by the Company stockholders (the “2023 Plan Shares”). Registration of 9,727,439 ordinary shares in the capital of the Company of a par value of US$0.0001 each (“2023 Plan Shares”) authorized for issuance pursuant to the Company’s 2023 Incentive Award Plan (the “2023 Plan Shares”).

The Group has reserved 8,481,498 shares of common stock for issuance to officers, directors, employees and consultants of the Group pursuant to its 2023 Equity Incentive Plan duly adopted by the Board of Directors and approved by the Company stockholders (the “Stock Plan”). In 2023, the Board of Directors of Marti approved it available, subject to the approval of the Company’s stockholders, to increase the number of shares of the Common Stock authorized for issuance under the plan. Of such reserved shares of Common Stock, 89,482 shares have been granted to employees and consultants, 7,781,951 shares have been granted to cofounders as Restricted Stock Units, 522,274 shares have been granted to board members as Restricted Stock Units and 107,273 shares have been granted to board members as compensation for their service pursuant to the Stock Plan. The Company has furnished to the purchasers complete and accurate copies of the Stock Plan and forms of agreements used thereunder.

Stock options given to employees

The weighted average grant-date fair value of options granted to employees during the years 2023, 2022 and 2021 were US$3.99, US$2.99 and US$1.11 respectively. The total intrinsic value of options exercised during the year ended December 31, 2023, 2022 and 2021 was US$114,100, US$25,607 and US$36,631 respectively.

At December 31, 2023, there was US$1,322,202 (December 31, 2022: US$688,145, December 31, 2021: US$199,305) of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of 3 years. The total fair value of shares vested during the years ended December 31, 2023, 2022 and 2021 were US$352,786, US$278,933 and US$150,471 respectively.

The following table summarizes the activity related to restricted common stock for the years ended December 31, 2023, 2022 and 2021.

	Number of shares	Weighted average grant-date fair value per share
Beginning balance, January 1, 2021	289,218	0.95
Granted	173,851	1.11
Vested	(145,060)	1.04
Canceled and forfeited	(123,518)	0.96
Ending balance, December 31, 2021	194,492	1.02

Beginning balance, January 1, 2022	194,492	1.02
Granted	261,576	2.99
Vested	(176,795)	1.58
Canceled and forfeited	(13,103)	0.99
Ending balance, December 31, 2022	266,170	2.58

Beginning balance, January 1, 2023	266,170	2.58
Granted	532,420	3.99
Vested	(96,438)	3.05
Canceled and forfeited	(326,765)	3.60
Ending balance, December 31, 2023	377,943	3.52

Stock options given to third-party consultant

Board of Directors approved the issuance of Common Shares of 10,000, related to the 2020 Stock Plan to third-party consultants in exchange for professional services rendered during in 2022.

As of December 31, 2023, there were 45,387 unvested nonemployee shares (December 31, 2022: 67,794) all of which were granted, and 9,624 were vested during 2023 (2022: 13,652 and 2021: 8,332). The weighted average grant-date fair value of options granted to third-party consultants during the years 2023, 2021 and 2022 were US$1.53, US$1.72 and US$1.53 respectively. As of December 31, 2023, there was US$75,765 (December 31, 2022: US$116,655 and December 31, 2021: US$105,279) of total unrecognized compensation cost related to the unvested nonemployee shares. That cost is expected to be recognized over the vesting period of 4 years.

The summary of common shares issued to consultants and the related fair value at issuance is as follows,

	Number of shares	Weighted average grant-date fair value per share
Beginning balance, January 1, 2021	—	—
Granted(*)	76,996	1.53
Vested	(8,332)	1.53
Ending balance, December 31, 2021	68,664	1.53

Beginning balance, January 1, 2022	68,664	1.53
Granted	12,783	2.99
Vested	(13,652)	1.96
Ending balance, December 31, 2022	67,795	1.72

Beginning balance, January 1, 2023	67,795	1.72
Granted	—	—
Vested	(9,624)	1.53
Cancelled	(12,783)	2.99
Ending balance, December 31, 2023	45,387	1.53

Stock-based compensation expense

Stock-based compensation expense is allocated based on (i) the cost center to which the award holder belongs, for employees, and (ii) the service rendered to the Group, for third-party consultants.

The following table summarizes total stock-based compensation expense for employees by account for the years ended December 31, 2023, 2022 and 2021.

	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Cost of revenues	59,457	8,978	19,419
General and administrative expenses	7,396	190,295	48,942
Selling and marketing expenses	34,561	15,954	2,707
Total	101,414	215,227	71,068

The following table summarizes total stock-based compensation expense for third-party consultant for the year ended December 31, 2023 and 2022.

	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
General and administrative expenses	2,736	26,893	12,776
Total	2,736	26,893	12,776

The weighted-average grant-date fair values of stock options with a service condition granted to employees as of December 31, 2023, 2022 and 2021 were US$3.52, US$2.58 and US$1.02 per share, respectively. The fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions.

	2023 – July	2022 – July	2021 – January

Expected volatility	65.30%	75.00%	65.00%
Risk-free interest rate	3.86%	0.72%	0.18%
Probability weighted time to exit	6 years	3 years	3 years
Expected dividend yield	0	0	0

The grant-date fair values of common stocks granted to the employees on October 18, 2023 was US$0.63. The fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions.

2023 – Oct
Expected volatility	65.30%
Risk-free interest rate	4.94%
Probability weighted time to exit	6 years
Expected dividend yield	0

The weighted-average grant-date fair value of stock option with a service condition granted to third party consultant as of December 31, 2023, 2022 and 2021 are US$1.53, US$1.72 and US$1.53 per share respectively. The fair value of stock option was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions.

Restricted stock units

During 2021, the Group granted restricted common stocks of 4,360,419 (2022: None) units to cofounders; for which the vesting is based on four years’ service condition. The grant-date fair values of common stocks granted to cofounders on the grant date was US$1.30. The fair value of stock option was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions. The stock-based compensation expense accounted as general administrative expense for the years ended December 31, 2023, 2022 and 2021 are are US$1,415,589, US$1,415,589 and US$767,908, respectively. Restricted common stocks of 4,360,419 converted to common stock on the deSPAC.

2021
Expected volatility	75.00%
Risk-free interest rate	0.72
Probability weighted time to exit	5 years
Expected dividend yield	0

During 2023, the Group granted restricted common stocks of 7,781,951 units to cofounders; for which the vesting is based on five years’ service condition. The grant-date fair values of common stocks granted to cofounders on the grant date was US$0.63. The fair value of stock option was derived from the share price on October 18, 2023. The stock-based compensation expense accounted as general administrative expense for year December 31, 2023 is US$468,913.

2023 – Oct.
Probability weighted time to exit	5 years
Expected dividend yield	0

During 2023, the Group granted restricted common stocks of 522,274 (2022: None) units to board members; for which the vesting is based on five years’ service condition. The grant-date fair values of common stocks granted to board members on the grant date was US$0.71. The fair value of stock option was derived from the share price on October 4, 2023. The stock-based compensation expense accounted as general administrative expense for year December 31, 2023 is US$35,404.

2023 – Oct.
Probability weighted time to exit	5 years
Expected dividend yield	0